Acquisitions - Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Apr. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2019
Fair value of assets acquired and liabilities assumed
Goodwill	$ 777,620	$ 754,506		$ 121,487	$ 115,914
TurnKey
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents			$ 40,461
Restricted cash			14,444
Accounts receivable, net			3,548
Prepaid expenses and other current assets			7,614
Property and equipment			1,494
Intangible assets			107,600
Total assets acquired			175,161
Accounts payable			(8,446)
Funds payable to owners			(20,393)
Hospitality and sales taxes payable			(5,575)
Deferred revenue			(5,953)
Future stay credits			(10,601)
Accrued expenses and other liabilities			(8,474)
Other long-term liabilities			(6,385)
Total liabilities assumed			(65,827)
Net assets purchased			109,334
Goodwill			509,466
Total purchase consideration			$ 618,800
Wyndham Vacation Rentals
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents						$ 42,429
Property and equipment						35,539
Intangible assets						79,247
Other current assets						9,838
Other assets						1,201
Total assets acquired						168,254
Other long-term liabilities						(2,677)
Current liabilities						(62,553)
Total liabilities assumed						(65,230)
Net assets purchased						103,024
Goodwill						54,552
Total purchase consideration						$ 157,576